Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,586,901)	$ (3,085,774)	$ (8,299,692)	$ (5,872,268)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	25,937	28,372	38,295	34,545
Bad debt expense (recovery)	(915)		16,894	71,582
Amortization of debt discount to interest expense	40,691	1,667	2,917
Stock-based compensation	5,101,319	2,111,620	6,772,752	4,365,964
Stock-based professional fees	80,417
Settlement expense	200,000
Loss on debt extinguishment	380,171
Change in operating assets and liabilities:
Accounts receivable	35,777	(74,004)	(37,757)	(49,851)
Inventory	1,470	10,239	458	25,252
Prepaid expenses and other assets	771	(10,536)	(771)	4,000
Accounts payable	207,693	77,222	99,542	(94,119)
Accrued expenses	1,389	615	79,153	(9,679)
Accrued compensation	37,321	126,248	243,701	(109,057)
NET CASH USED IN OPERATING ACTIVITIES	(1,474,860)	(814,331)	(1,084,508)	(1,633,631)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash acquired in recapitalization	187,401
Purchases of property and equipment		(3,453)	(3,454)	(31,327)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	187,401	(3,453)	(3,454)	(31,327)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common shares			437,500	1,000,000
Proceeds from sale of stock	1,267,500	100,000
Proceeds from exercise of stock options	110,000			50,000
Repayment of convertible note payable	(260,000)		(50,000)
Proceeds from convertible note payable	260,000	150,000	150,000
Proceeds from subscription receivable				950,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,377,500	250,000	537,500	2,000,000
NET INCREASE (DECREASE) IN CASH	90,041	(567,784)	(550,462)	335,042
CASH, beginning of period	46,448	596,910	596,910	261,868
CASH, end of period	136,489	29,126	46,448	596,910
Cash paid for:
Interest	6,696		675
Income taxes
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Beneficial conversion feature reflected in debt discount	260,000	10,000	$ 10,000
Common stock issued as prepaid for services	18,333
Common stock issued for accrued compensation	392,577
Exercise of stock options for accrued compensation	20,575
Common stock issued for debt and accrued interest	105,833
Common stock issued for accrued settlement	$ 114,915